PHOENIX STRATEGIC EQUITY SERIES FUND
                      Supplement dated October 20, 1995 to
                        Prospectus dated October 16, 1995



Initial Sales Charge Alternative - Class A Shares

The following should be inserted below the first chart on the bottom of page 18:

         Equity Planning has agreed to pay broker/dealers with whom it has sales agreements, additional dealer discounts in connection with the aggregate purchases (net of redemptions) of any combination of Class A and Class B Shares of the Theme Series and Small Cap Series and Class A and Class B Shares of any other Phoenix Fund designated by Equity Planning, as shown below , provided such purchases are made between October 16, 1995 and December 29, 1995. These additional fees shall be paid exclusively from Equity Planning's own profits and resources and do not apply to the purchase of shares for which sales charges are not applicable.

             Aggregate Purchases          Additional Dealer Discount or Agency
                                          Fee as Percentage of Offering Price
             -------------------          -------------------------------------
               Up to $249,999                         0.50%
               $250,000 or more                       1.00%


The following should be inserted below the second chart on page 18:

         Equity Planning has agreed to pay broker/dealers with whom it has sales agreements, an additional amount equal to 0.50% of the purchase price on purchases of $1,000,000 or more of any combination of Class A Shares of the Theme Series and Small Cap Series and/or Class A Shares of any other Phoenix Fund designated by Equity Planning, provided such purchases are made between October 16, 1995 and December 29, 1995. This additional fee shall be paid exclusively from Equity Planning's own profits and resources.

Contingent Deferred Sales Charge

The following should be added to the second full paragraph under the heading "Contingent Deferred Sales Charge" on page 20:

         Equity Planning has agreed to pay broker/dealers with whom it has sales agreements, additional sales commissions in connection with the aggregate purchases (net of redemptions) of any combination of Class A and Class B Shares of the Theme Series and Small Cap Series and Class A and Class B Shares of any other Phoenix Fund designated by Equity Planning, as shown below , provided such purchases are made between October 16, 1995 and December 29, 1995. These additional fees shall be paid exclusively from Equity Planning's own profits and resources and do not apply to the purchase of shares for which sales charges are not applicable.

            Aggregate Purchases           Additional Commissions
                                          as Percentage of Offering Price
            -------------------           -------------------------------
              Up to $249,999                      0.50%
              $250,000 or more                    1.00%